Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Authorized	650,000,000	650,000,000
Common Stock, Shares, Issued	232,636,700	228,090,300
Common Stock, Shares, Outstanding	232,636,700	228,090,300
Treasury Stock, Shares	11,640,460